Average Annual Total Returns - Vanguard Emerging Markets Select Stock Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE Emerging Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Index (reflects no deduction for fees or expenses) Since Inception	FTSE Emerging Index (reflects no deduction for fees or expenses) Inception Date	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Since Inception	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Inception Date
Total	15.80%	13.66%	4.58%	Jun. 27, 2011	15.64%	13.29%	4.29%	Jun. 27, 2011	9.68%	10.98%	3.63%	Jun. 27, 2011	15.17%	12.40%	4.03%	Jun. 27, 2011	10.65%	8.93%	5.22%	Jun. 27, 2011